SHARE-BASED COMPENSATION (Details)													6 Months Ended
	Apr. 29, 2025 shares	Apr. 21, 2025 shares	Apr. 17, 2025 USD ($) $ / shares shares	Mar. 04, 2025 shares	Dec. 01, 2024 USD ($) $ / shares shares	Nov. 01, 2024 shares	Oct. 29, 2024 shares	Oct. 15, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 20, 2024 shares	Sep. 12, 2024 USD ($) $ / shares shares	Aug. 13, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Aug. 31, 2023 $ / shares	Sep. 05, 2022 $ / shares
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees (in Dollars)													$ 1,001,162
Stock-based compensation (in Dollars)													1,001,162	$ 2,078,200
Number of third party companies									2					2
Share-based compensation expense (in Dollars)													$ 4,260,000	$ 0
Restricted Stock [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares					$ 4.06				$ 2.08			$ 1.8		$ 2.08
Weighted average period													2 months 1 day
Shares granted | shares					1,000,000				1,000,000			200,000
Value of shares granted (in Dollars)					$ 4,060,000				$ 2,080,000			$ 360,000
Consulting service period					1 year				1 year			1 year
Vesting period					6 months				6 months			9 months
Shares issued | shares				1,000,000			2,000,000					200,000
Number of third party companies									2					2
Share-based compensation expense (in Dollars)													$ 4,260,000	$ 30,000
Unrecognized share-based compensation expense (in Dollars)													676,667
Common Class A [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares															$ 2.3	$ 2
Equity Incentive Plan 2024 [Member] | Common Class A [Member]
SHARE-BASED COMPENSATION
Shares available for issuance | shares											2,000,000
Issuance of class A ordinary share for management and employees | shares						1,531,000
Issuance of class A ordinary share for management and employees (in Dollars)											$ 3,410,200
Unrecognized share-based compensation expense (in Dollars)													$ 246,864
Weighted average period													5 months 15 days
Equity Incentive Plan 2024 [Member] | Common Class A [Member] | First Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares											$ 2.2
Equity Incentive Plan 2024 [Member] | Common Class A [Member] | Second Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares											$ 2.27
Equity Incentive Plan 2024 [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Common Class A [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees | shares										931,000
Equity Incentive Plan 2024 [Member] | Share-Based Payment Arrangement, Employee [Member] | Common Class A [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees | shares								600,000
Equity Incentive Plan 2025 [Member] | Common Class A [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees | shares	469,000
Issuance of class A ordinary share for management and employees (in Dollars)			$ 510,276
Stock-based compensation (in Dollars)													$ 1,001,162	$ 2,048,200
Equity Incentive Plan 2025 [Member] | Common Class A [Member] | First Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares			$ 1.07
Equity Incentive Plan 2025 [Member] | Common Class A [Member] | Second Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares			1.1
Equity Incentive Plan 2025 [Member] | Common Class A [Member] | Third Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares			$ 1.09
Equity Incentive Plan 2025 [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Common Class A [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees | shares			170,000
Equity Incentive Plan 2025 [Member] | Share-Based Payment Arrangement, Employee [Member] | Common Class A [Member]
SHARE-BASED COMPENSATION
Issuance of class A ordinary share for management and employees | shares		299,000